Equity securities and other investments - Cost to fair value (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Equity securities and other investments
Original cost	¥ 181,781		¥ 176,005
Gross unrealized gains	58,858		37,684
Gross unrealized losses	(16,545)		(22,625)
Provision for decline in value	(30,169)		(25,501)
Carrying value	193,925		165,563
Listed equity securities
Equity securities and other investments
Original cost	70,204		68,488
Gross unrealized gains	38,783		18,070
Gross unrealized losses	(13,412)		(20,255)
Carrying value	95,575		66,303
Investments in privately held companies
Equity securities and other investments
Original cost	93,593		92,832
Gross unrealized gains	20,019		19,601
Gross unrealized losses	(1,353)		(815)
Provision for decline in value	(29,138)		(24,065)
Carrying value	83,121		87,553
Debt investments
Equity securities and other investments
Original cost	17,984		14,685
Gross unrealized gains	56		13
Gross unrealized losses	(1,780)		(1,555)
Provision for decline in value	(1,031)		(1,436)
Carrying value	15,229		11,707
Convertible and exchangeable bonds
Equity securities and other investments
Carrying value	5,936		4,704
Aggregate fair value was higher (lower) than their aggregate unpaid principal balance	(1,802)		¥ (1,576)
Unrealized gains (losses) recorded	¥ 271	¥ 753